Restructuring (Details) (USD $)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges, pre tax	$ 0	$ 0	$ 569,000,000
Cordis Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, pre tax			700,000,000
Asset write-offs related to inventory			$ 100,000,000